Cover	Jan. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 17, 2022
Entity File Number	000-50099
Entity Registrant Name	Grapefruit USA, Inc.
Entity Central Index Key	0001205181
Entity Tax Identification Number	95-4451059
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1000 Northwest Street
Entity Address, Address Line Two	Mid-Town Brandy Wine
Entity Address, Address Line Three	Suite 1200-3094
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(310)
Local Phone Number	575-1175
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	GPFT
Entity Emerging Growth Company	false